UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23168

RiverPark Floating Rate CMBS Fund

(Exact name of registrant as specified in charter)

________

 156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

RIVERPARK FUNDS

Semi-Annual Report
March 31, 2018 (Unaudited)

RiverPark Floating Rate CMBS Fund
Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Disclosure of Fund Expenses	15

The RiverPark Floating Rate CMBS Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Floating Rate CMBS Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 98.6%
Non-Agency Mortgage-Backed Obligation – 98.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl C
3.027%, VAR LIBOR USD 1 Month+1.250%, 09/15/34	$4,500	$4,501
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.677%, VAR LIBOR USD 1 Month+1.900%, 06/15/28	4,500	4,490
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
4.214%, VAR LIBOR USD 1 Month+2.437%, 03/15/37	3,000	2,977
CGDB Commercial Mortgage Trust, Ser 2017-BIO, Cl F
5.027%, VAR LIBOR USD 1 Month+3.250%, 05/15/30	1,500	1,498
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl C
2.827%, VAR LIBOR USD 1 Month+1.050%, 07/15/32	2,000	2,003
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.747%, VAR LIBOR USD 1 Month+0.970%, 07/15/32	750	752
CHT Mortgage Trust, Ser 2017-CSMO, Cl D
4.027%, VAR LIBOR USD 1 Month+2.250%, 11/15/36	3,000	3,000
Citigroup Commercial Mortgage Trust, Ser 2017-1500, Cl C
3.027%, VAR LIBOR USD 1 Month+1.250%, 07/15/32	1,000	1,000
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.027%, VAR LIBOR USD 1 Month+1.250%, 04/15/36	2,800	2,819
COMM Mortgage Trust, Ser 2014-FL5, Cl HFL2
5.890%, VAR LIBOR USD 1 Month+4.150%, 07/15/31	4,000	3,913
COMM Mortgage Trust, Ser 2014-TWC, Cl E
4.968%, VAR LIBOR USD 1 Month+3.250%, 02/13/32	2,000	2,021
COMM Mortgage Trust, Ser 2014-PAT, Cl F
4.159%, VAR LIBOR USD 1 Month+2.441%, 08/13/27	2,000	2,000
COMM Mortgage Trust, Ser 2016-SAVA, Cl B
4.040%, VAR LIBOR USD 1 Month+2.300%, 10/15/34	1,637	1,640
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.568%, VAR LIBOR USD 1 Month+0.850%, 02/13/32	810	811
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl F
9.027%, VAR LIBOR USD 1 Month+7.250%, 11/15/33	3,750	3,783
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl E
5.777%, VAR LIBOR USD 1 Month+4.000%, 04/15/21	2,500	2,500
CSMC Trust, Ser 2017-HD, Cl B
3.127%, VAR LIBOR USD 1 Month+1.350%, 02/15/31	1,076	1,077
FREMF Mortgage Trust, Ser 2017-KF30, Cl B
4.920%, VAR LIBOR USD 1 Month+3.250%, 03/25/27	936	960
FREMF Mortgage Trust, Ser 2017-KF32, Cl B
4.220%, VAR LIBOR USD 1 Month+2.550%, 05/25/24	1,962	1,986
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl F
7.027%, VAR LIBOR USD 1 Month+5.250%, 08/15/32	2,500	2,513
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl E
5.327%, VAR LIBOR USD 1 Month+3.450%, 08/15/27	1,984	1,984
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-MAUI, Cl C
2.968%, VAR LIBOR USD 1 Month+1.250%, 07/15/34	3,355	3,361

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.177%, VAR LIBOR USD 1 Month+1.400%, 11/15/34	$2,800	$2,807
Stonemont Portfolio Trust, Ser 2017-MONT, Cl E
4.572%, VAR LIBOR USD 1 Month+2.750%, 08/20/30	2,000	2,000
Total Mortgage-Backed Securities
(Cost $56,087) (000)		56,396

Total Investments — 98.6%
(Cost $56,087) (000)		$56,396

As of March 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $57,211 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) March 31, 2018 (Unaudited)

RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$56,396
Cash	815
Receivable for Interest Income	112
Prepaid Expenses	10
Total Assets	57,333
Liabilities:
Income Distribution Payable	26
Payable for Capital Shares Redeemed	1
Payable Due to Adviser (Note 3)	30
Payable Due to Trustees (Note 3)	4
Payable Due to Administrative Services (Note 3)	4
Payable Due to Administrator (Note 3)	3
Chief Compliance Officer Fees Payable (Note 3)	2
Other Accrued Expenses	52
Total Liabilities	122
Net Assets	$57,211
Net Assets Consist of:
Paid-in Capital	$56,591
Undistributed Net Investment Income	9
Accumulated Net Realized Gain on Investments	302
Net Unrealized Appreciation on Investments	309
Net Assets	$57,211
Investments in Securities, at Cost	$56,087
Net Assets - Institutional Class Shares(1)	$57,210,899
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	5,651,002
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$10.12

(1)	Shares and Net Assets have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the Six Months Ended March 31, 2018 (Unaudited)

RiverPark Floating Rate CMBS Fund
Investment Income:
Interest	$1,238
Total Investment Income	1,238
Expenses:
Investment Advisory Fees (Note 3)	190
Administrator Fees (Note 3)	17
Chief Compliance Officer Fees (Note 3)	7
Trustees’ Fees (Note 3)	7
Administrative Services Fee (Note 3)	6
Professional Fees	30
Registration Fees	12
Printing Fees	11
Transfer Agent Fees	10
Pricing Fees	6
Custodian Fees	1
Insurance and Other Fees	3
Total Expenses	300
Fees Waived by Adviser (Note 3)	(7)
Net Expenses	293
Net Investment Income	945
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	303
Net Change in Unrealized Depreciation on:
Investments	(122)
Net Realized and Unrealized Gain	181
Net Increase in Net Assets Resulting from Operations	$1,126

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Floating Rate CMBS Fund
	Six Month Period Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Operations:
Net Investment Income	$945	$2,194
Net Realized Gain from Investments	303	33
Net Change in Unrealized Appreciation (Depreciation) on Investments	(122)	431
Net Increase in Net Assets Resulting from Operations	1,126	2,658

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(941)	(1,841)
Net Realized Gains:
Institutional Class Shares	(382)	—
Total Distributions to Shareholders	(1,323)	(1,841)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	397	10,772
Shares Issued in Connection with In-Kind Contribution (see Note 9)	—	49,932
Shares Issued as Reinvestment of Distributions	1,049	1,120
Shares Redeemed	(2,339)	(4,440)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(893)	57,384
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(893)	57,384
Net Increase (Decrease) in Net Assets	(1,090)	58,201
Net Assets:
Beginning of period	58,301	100
End of period	$57,211	$58,301
Undistributed Net Investment Income	$9	$5
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	29	1,068
Shares Issued in Connection with In-Kind Contribution (see Note 9)	—	4,993
Shares Issued as Reinvestment of Distributions	114	110
Shares Redeemed	(231)	(442)
Net Increase (Decrease) in Institutional Class Shares	(88)	5,729
Net Increase (Decrease) in Share Transactions	(88)	5,729

*	Commenced operations October 3, 2016.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2018 (Unaudited), For the Period Ended September 30, 2017

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2018*	$10.16	$0.16	$0.03	$0.19	$(0.16)	$(0.07)	$(0.23)
2017(2)	10.00	0.41	0.09	0.50	(0.34)	—	(0.34)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
RiverPark Floating Rate CMBS Fund

$10.12	1.88	%**	$57,211	1.00%	1.02%	3.23%	46	%**
10.16	5.07		58,301	1.00	1.39	4.07	10	††

(1)	Per share data was calculated using average shares for the period.
(2)	Commenced operations on October 3, 2016. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

††	Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2018 (Unaudited)

1. Organization

The RiverPark Floating Rate CMBS Fund (the “Fund”) is a non-diversified, closed-end registered management investment company that is operated as a continuously offered interval fund. The Fund was organized under the laws of the State of Delaware on July 5, 2016, and has registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on October 3, 2016. The Fund’s investment objective is to generate current income and capital appreciation consistent with the preservation of capital. The Fund will initially offer one class of shares although the Fund reserves the right, subject to applicable law, to offer two classes of shares: Institutional Class Shares and Retail Class Shares. Currently, the Fund is offering only the Institutional Class Shares.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at their bid price, except that debt securities maturing within 60 days are valued on an amortized cost basis which approximates fair value. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that the Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period. For the six month period ended March 31, 2018, there were no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund’s do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. For the six month period ended March 31, 2018, the Fund had no gains or losses related to foreign currency translation.

Dividends and Distributions to Shareholders — It is the policy of the Fund to distribute to shareholders its investment company taxable income, if any, monthly. The Fund also intends to distribute its net capital gains, if any, in order to avoid taxation of the Fund itself on such gains.

Income Taxes — The Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2018, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Company maintains cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Adviser manages the risk of loss by banking with major institutions.

3. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Fund’s investment adviser (the “Adviser”). For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly at an annual rate of 0.65% of the average net assets of the Fund. The Adviser has contractually agreed to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% of the Fund’s average net assets.

The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect until December 31, 2018 unless the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate.

For the six month period ended March 31, 2018, the Adviser fee waiver analysis is as follows:

Fund	Unexpired Fee Waivers at September 30, 2017	Fees Waived for the Period Ended March 31, 2018	Fees Recaptured for the Period Ended March 31, 2018	Fee Waivers Expired for the Period Ended March 31, 2018	Unexpired Fee Waivers at March 31, 2018
RiverPark Floating Rate CMBS Fund	$226,397	$6,647	$—	$—	$233,044

As of March 31, 2018, the Adviser may in the future seek reimbursement of previously waived fees for the Fund as follows:

Fund	Expiring 2020	Expiring 2021	Total
RiverPark Floating Rate CMBS Fund	$226,397	$6,647	$233,044

Notes to Financial Statements March 31, 2018 (Unaudited)

3. Agreements (continued)

RiverPark oversees the day-to-day portfolio management services provided by Talimco, LLC (“Talimco”), as sub-adviser to the Fund. Pursuant to the Sub-Advisory Agreement dated August 12, 2016, the Adviser has delegated to Talimco the investment discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions. The Adviser will pay Talimco, on a monthly basis, a sub-advisory fee based upon the net assets in the Fund from the management fee paid to the Adviser pursuant to the Investment Advisory and Sub-Advisory Agreements. The Fund is not responsible for the payment of the sub-advisory fees.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the six month period ended March 31, 2018, the Fund was charged $17,497 for these services.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Fund’s custodian pursuant to a Custodian Agreement.

DST Systems, Inc. (the “Transfer Agent”) serves as the Fund’s transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Agreement.

The Fund has adopted an administrative services plan under which the Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.15% of the average daily net assets of the Fund to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Fund are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Fund as incurred. The services include regulatory oversight of the Fund’s Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments and short-term securities for the six month period ended March 31, 2018, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Floating Rate CMBS Fund	$23,351	$27,034

There were no purchases or sales of long-term U.S. Government securities for the six month period ended March 31, 2018.

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Notes to Financial Statements March 31, 2018 (Unaudited)

5. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the period ended September 30, 2017 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Floating Rate CMBS Fund
2017	$ 1,841	$ —	$ —	$ 1,841

As of September 30, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
RiverPark Floating Rate CMBS Fund	$386	$—	$—	$—	$431	$—	$817

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2018, were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Floating Rate CMBS Fund	$56,087	$334	$(25)	$309

6. Risks

The Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Notes to Financial Statements March 31, 2018 (Unaudited)

6. Risks (continued)

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Sub-Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

A more complete description of risks is included in the Fund’s prospectus and SAI.

7. Share Capital

The shares are currently offered on a daily basis at their net asset value per share. The Fund requires a minimum initial investment of $2,500. The Fund reserves the right to vary or waive the minimum in certain situations. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund’s eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

The Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers quarterly.

During the period ended March 31, 2018, the Fund made Repurchase Offers as follows:

Repuchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
December 15, 2017	25%	0.5%	25,885	$10.11	$261,702	5,788,959.68
March 22, 2018	25%	3.5%	204,870	$10.14	$2,077,380	5,844,530.30

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund’s Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

Notes to Financial Statements March 31, 2018 (Unaudited)

8. Other

As of March 31, 2018, the Fund had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Fund. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	74%

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

9. In-Kind Contributions

On October 3, 2016, the Fund received an in-kind contribution which consisted of $49,932,101 of cash and securities, which were recorded at their then current value. As a result of the in-kind contribution, the Fund issued 4,993,211 Institutional Class Shares at a $10.00 per share net asset value.

10. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,018.80	1.00%	$5.03
Hypothetical 5% Return	1,000.00	1,019.95	1.00	5.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02109

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174-0208

This information must be preceded or accompanied by a

current prospectus for the Fund.

RPF-SA-002-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual report.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this item.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Floating Rate CMBS Fund

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 6, 2018

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: June 6, 2018

*	Print the name and title of each signing officer under his or her signature.